Intangible assets (Tables)	6 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2025
Cost	421,453	1,102,880	30,169	1,554,502
Accumulated amortization	—	(565,532)	(22,513)	(588,045)
Net book amount	421,453	537,348	7,656	966,457
Six months ended 31 December 2025
Opening net book amount	421,453	537,348	7,656	966,457
Additions	—	174,437	3,285	177,722
Disposals	—	(32,637)	—	(32,637)
Amortization charge	—	(107,013)	(1,739)	(108,752)
Closing net book amount	421,453	572,135	9,202	1,002,790
At 31 December 2025
Cost	421,453	1,192,634	33,454	1,647,541
Accumulated amortization	—	(620,499)	(24,252)	(644,751)
Net book amount	421,453	572,135	9,202	1,002,790

At 1 July 2024
Cost	421,453	943,896	26,781	1,392,130
Accumulated amortization	—	(535,317)	(19,249)	(554,566)
Net book amount	421,453	408,579	7,532	837,564
Six months ended 31 December 2024
Opening net book amount	421,453	408,579	7,532	837,564
Additions	—	230,952	1,049	232,001
Disposals	—	(20,858)	—	(20,858)
Amortization charge	—	(101,051)	(1,642)	(102,693)
Closing net book amount	421,453	517,622	6,939	946,014
At 31 December 2024
Cost	421,453	1,030,967	27,831	1,480,251
Accumulated amortization	—	(513,345)	(20,892)	(534,237)
Net book amount	421,453	517,622	6,939	946,014